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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund, for the quarter ended July 31, 2005. These five series have an October 31 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 5.2%
Hotels, Restaurants & Leisure 1.7%
Genting Bhd	Malaysia	300,000	$1,599,550
Hong Kong & Shanghai Hotels, Ltd.	Hong Kong	1,752,500	2,033,930
Indian Hotels Co., Ltd., GDR	India	142,600	2,149,013

			5,782,493

Household Durables 2.2%
Consorcio ARA SA de CV *	Mexico	500,000	1,828,218
LG Electronics, Inc.	South Korea	65,000	4,199,887
Turkiye Sise Ve Cam Fabrikalari AS	Turkey	500,000	1,818,953

			7,847,058

Media 0.5%
Grupo Televisa SA de CV, ADR	Mexico	25,000	1,649,250

Specialty Retail 0.8%
Edaran Otomobil Nasional Bhd	Malaysia	700,000	742,991
Edgars Consolidated Stores, Ltd.	South Africa	150,000	727,605
JD Group, Ltd.	South Africa	120,000	1,345,152

			2,815,748

CONSUMER STAPLES 8.4%
Beverages 1.5%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	80,000	5,200,000

Food & Staples Retailing 2.2%
C.P. 7- Eleven Public Co., Ltd.	Thailand	11,231,000	1,523,350
Companhia Brasileira de Distribuicao SA, ADR	Brazil	80,000	1,750,400
President Chain Store Corp.	Taiwan	565,540	1,118,268
Shoprite Holdings, Ltd.	South Africa	700,000	1,690,854
Wal-Mart De Mexico SA de CV	Mexico	406,588	1,818,909

			7,901,781

Food Products 2.6%
Charoen Pokphand Foods Public Co., Ltd.	Thailand	16,000,000	1,697,756
CJ Corp.	South Korea	56,000	3,918,042
Uni-President Enterprises Corp.	Taiwan	8,000,000	3,600,592

			9,216,390

Household Products 1.1%
LG Household & Health Care, Ltd.	South Korea	50,000	2,393,312
PT Unilever Indonesia Tbk	Indonesia	3,000,000	1,330,225

			3,723,537

Personal Products 0.5%
Amorepacific Corp.	South Korea	6,500	1,781,765

Tobacco 0.5%
Eastern Tobacco Co.	Egypt	48,000	1,662,670

ENERGY 14.7%
Energy Equipment & Services 1.0%
Unified Energy System of Russia, GDR	Russia	110,000	3,459,500

Oil, Gas & Consumable Fuels 13.7%
China Petroleum & Chemical Corp.	China	3,500,000	1,519,422
China Petroleum & Chemical Corp., ADR	China	40,500	1,758,105
Hindustan Petroleum Corp., Ltd.	India	150,000	1,006,011
LUKOIL, ADR *	Russia	220,000	9,062,595
Mol Magyar Olaj-es Gazipari, GDR	Hungary	25,000	2,525,000
OAO Gazprom, ADR	Russia	37,595	1,499,051
OAO NovaTek, GDR	Russia	75,000	1,552,500
Oil & Natural Gas Corp., Ltd.	India	140,000	3,020,714
[1]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Petrobras Energia Participaciones SA *	Argentina	900,000	$1,220,446
PetroChina Co., Ltd., ADR	China	40,000	3,569,200
Petroleo Brasileiro SA, ADR	Brazil	100,000	5,257,000
PTT Exploration & Production Public Co., Ltd.	Thailand	300,000	3,053,655
PTT Public Co., Ltd.	Thailand	225,000	1,274,757
Reliance Industries, Ltd.	India	252,000	4,074,237
Reliance Industries, Ltd., GDR 144A	India	120,000	3,870,000
SK Corp.	South Korea	70,000	3,449,568

			47,712,261

FINANCIALS 16.9%
Commercial Banks 12.6%
ABSA Group, Ltd.	South Africa	68,000	946,500
Akbank T.A.S	Turkey	299,998	1,656,488
Banco Bradesco SA, ADR	Brazil	90,000	3,133,800
BANCOLOMBIA SA, ADR	Colombia	70,000	1,351,000
Bank Hapoalim, Ltd.	Israel	400,000	1,344,057
Bank Leumi Le-Israel BM	Israel	500,000	1,406,915
Bank of the Philippine Islands	Philippines	1,100,000	989,158
Bank Pekao SA	Poland	10,000	452,660
Credicorp, Ltd.	Bermuda	86,200	1,842,094
First Financial Holding Co., Ltd.	Taiwan	3,000,000	2,496,926
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	171,059	1,436,716
Komercni Banka AS	Czech Republic	15,000	1,987,132
Kookmin Bank	South Korea	60,687	3,215,924
Malayan Banking Bhd	Malaysia	600,000	1,822,579
Metropolitan Bank & Trust Co.	Philippines	1,322,700	656,356
Nedcor, Ltd.	South Africa	160,000	2,066,414
PT Bank Mandiri (Persero) Tbk	Indonesia	8,000,000	1,308,289
Public Bank Bhd	Malaysia	406,250	774,843
Sberbank RF	Russia	1,920	1,447,444
Siam Commercial Bank Public Co., Ltd.	Thailand	2,000,000	2,364,662
SinoPac Holdings Co., Ltd.	Taiwan	4,200,314	2,062,065
Standard Bank Group, Ltd.	South Africa	300,000	3,218,491
Turkiye Is Bankasi AS *	Turkey	744,000	4,216,459
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	45,000	1,655,550

			43,852,522

Diversified Financial Services 0.5%
Guangdong Investments, Ltd.	Hong Kong	6,000,000	1,880,246

Insurance 3.0%
Cathay Financial Holding Co., Ltd.	Taiwan	1,600,000	3,199,127
Old Mutual plc	United Kingdom	1,300,000	2,975,990
Sanlam, Ltd.	South Africa	1,000,000	1,878,115
Shin Kong Financial Holding Co., Ltd.	Taiwan	2,248,000	2,332,432

			10,385,664

Real Estate 0.8%
Cathay Real Estate Development Co., Ltd.	Taiwan	3,000,000	1,420,703
Henderson China Holdings, Ltd.	Hong Kong	557,000	567,830
New World China Land, Ltd. *	Hong Kong	2,500,000	850,616

			2,839,149

INDUSTRIALS 7.6%
Construction & Engineering 0.2%
Tae Young Corp.	South Korea	12,000	462,351

[2]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.0%
Barloworld, Ltd.	South Africa	100,000	$1,507,066
Far Eastern Textile, Ltd.	Taiwan	5,500,000	4,455,783
GS Holdings Corp.	South Korea	150,000	3,280,221
Sime Darby Bhd	Malaysia	800,000	1,310,503

			10,553,573

Machinery 1.1%
Hyundai Heavy Industries Co., Ltd.	South Korea	38,000	2,124,553
United Tractors	Indonesia	3,600,000	1,626,179

			3,750,732

Marine 1.6%
Hanjin Shipping Co., Ltd.	South Korea	140,000	3,626,729
Malaysia International Shipping Corp. Bhd	Malaysia	400,000	1,970,493

			5,597,222

Trading Companies & Distributors 0.9%
Samsung Corp.	South Korea	200,000	3,140,698

Transportation Infrastructure 0.8%
Jiangsu Expressway Co., Ltd.	China	3,500,000	1,840,710
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	1,009,945

			2,850,655

INFORMATION TECHNOLOGY 14.0%
Computers & Peripherals 2.3%
Asustek Computer, Inc.	Taiwan	1,144,000	3,172,486
Benq Corp.	Taiwan	83,700	89,427
Inventec Corp.	Taiwan	5,150,000	2,239,473
Quanta Computer, Inc.	Taiwan	1,390,619	2,558,182

			8,059,568

Electronic Equipment & Instruments 1.2%
AU Optronics Corp., ADR	Taiwan	81,750	1,296,555
Hon Hai Precision Industry Co., Ltd.	Taiwan	259,000	1,454,364
Samsung SDI Co., Ltd.	South Korea	15,000	1,494,626

			4,245,545

Internet Software & Services 0.5%
Sohu.com, Inc.	United States	50,000	909,000
Webzen, Inc., ADR	South Korea	160,000	833,600

			1,742,600

Semiconductors & Semiconductor Equipment 9.6%
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	105,740	407,099
ASE Test, Ltd. *	Singapore	290,000	2,015,500
Samsung Electronics Co., Ltd.	South Korea	28,550	15,694,260
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	180,000	1,926,000
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,185,402	3,647,044
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	178,499	1,533,311
United Microelectronics Corp. *	Taiwan	7,433,690	5,256,598
VIA Technologies, Inc. *	Taiwan	3,950,000	3,081,394

			33,561,206

Software 0.4%
Gamania Digital Entertainment Co., Ltd. *	Taiwan	1,965,000	986,184
Ninetowns Digital World Trade Holdings, Ltd., ADR *	Cayman Islands	50,000	362,000

			1,348,184

[3]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 8.3%
Construction Materials 0.9%
Cimsa Cimento Sanayi ve Ticaret AS	Turkey	300,000	$1,729,404
Gujarat Ambuja Cements, Ltd.	India	750,000	1,113,734
Lafarge Malayan Cement Bhd	Malaysia	1,000,000	193,414

			3,036,552

Metals & Mining 7.4%
Anglo American Platinum Corp.	South Africa	20,405	904,259
Anglo American plc, ADR	United Kingdom	70,000	1,780,800
AngloGold Ashanti, Ltd., ADR	South Africa	70,000	2,406,600
Companhia Vale do Rio Doce, ADR	Brazil	50,000	1,628,000
Evraz Group SA, GDR	Luxembourg	90,000	1,372,500
Gold Fields, Ltd., ADR	South Africa	175,000	1,888,250
Grupo Mexico SA de CV *	Mexico	1,050,000	1,798,259
Harmony Gold Mining Co., Ltd., ADR	South Africa	90,000	738,000
Hindalco Industries, Ltd.	India	60,000	1,752,843
Impala Platinum Holdings, Ltd.	South Africa	20,000	1,846,640
Jiangxi Copper Co., Ltd	China	1,600,000	804,923
JSC MMC Norilsk Nickel, ADR	Russia	30,000	2,070,000
POSCO	South Korea	20,000	4,003,716
Southern Peru Copper Corp.	United States	30,000	1,536,000
Tata Iron & Steel Co., Ltd.	India	150,000	1,269,793

			25,800,583

TELECOMMUNICATION SERVICES 13.7%
Diversified Telecommunication Services 6.7%
Cesky Telecom AS	Czech Republic	37,008	682,440
China Telecom Corp., Ltd., ADR	China	50,000	1,922,500
Compania Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	60,000	1,001,400
KT Corp.	South Korea	129,530	5,518,388
Mahanagar Telephone Nigam, Ltd., ADR	India	90,963	714,969
PT Indosat Tbk., ADR	Indonesia	50,000	1,475,500
Telefonica Data Argentina SA *  +	Argentina	2,300	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	611,200
Telefonos de Mexico SA de CV, ADR	Mexico	220,000	4,239,400
Telekom Malaysia Bhd	Malaysia	615,000	1,785,229
Telekomunikacja Polska SA	Poland	367,854	2,499,828
Telkom SA, Ltd.	South Africa	150,000	2,864,340

			23,315,194

Wireless Telecommunication Services 7.0%
America Movil SA de CV, Ser. L, ADR	Mexico	180,000	4,006,800
China Mobile (Hong Kong), Ltd.	Hong Kong	600,000	2,416,959
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	100,000	2,017,000
China Unicom, Ltd., ADR	Hong Kong	275,000	2,466,750
Mobile Telesystems, ADR	Russia	30,000	1,063,800
MTN Group, Ltd.	South Africa	650,000	4,593,657
SK Telecom Co., Ltd.	South Korea	22,000	4,213,388
Telefonica Moviles Argentina SA *  +	Argentina	12,020	0
Telemig Celular Participacoes SA, ADR	Brazil	30,000	953,100
Tim Participacoes SA	Brazil	741,000,000	1,169,837
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	125,785	1,730,802

			24,632,093

[4]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 4.6%
Electric Utilities 4.2%
CEZ AS	Czech Republic	100,000	$2,118,159
Companhia Energetica de Minas Gerais	Brazil	40,000	1,298,400
Companhia Paranaense de Energia, ADR	Brazil	250,000	1,382,500
Korea Electric Power Corp.	South Korea	200,000	6,964,343
Tata Power Co., Ltd.	India	142,000	1,280,548
Zhejiang Southeast Electric Power Co., Ltd.	China	4,000,013	1,618,473

			14,662,423

Water Utilities 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	Brazil	90,000	1,360,800

Total Common Stocks (cost $243,975,816)			325,830,013

PREFERRED STOCKS 5.4%
CONSUMER STAPLES 0.6%
Food Products 0.6%
Sadia SA	Brazil	1,000,000	1,993,300

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
OAO Surgutneftegaz	Russia	4,000,000	2,590,000
OAO Transneft	Russia	1,500	1,550,176
Petroleo Brasileiro SA, ADR	Brazil	50,000	2,286,000

			6,426,176

FINANCIALS 0.5%
Commercial Banks 0.5%
Banco Itau Holding Financeira SA	Brazil	9,600	1,813,065

MATERIALS 1.2%
Metals & Mining 1.2%
Companhia Vale do Rio Doce, ADR	Brazil	106,908	2,977,388
Gerdau SA	Brazil	99,974	1,042,442

			4,019,830

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Telemar Norte Leste SA	Brazil	79,981	1,808,616

UTILITIES 0.7%
Electric Utilities 0.7%
Eletrobas SA, Class B	Brazil	200,000,000	2,558,626

Total Preferred Stocks (cost $10,482,330)			18,619,613

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 *  + (cost $0)	Thailand	103,579	0

Total Investments (cost $254,458,146) 98.8%			344,449,626
Other Assets and Liabilities 1.2%			4,328,899

Net Assets 100.0%			$348,778,525

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

[5]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

South Korea	20.4%
Taiwan	13.5%
Brazil	9.9%
South Africa	8.3%
Russia	7.0%
Mexico	6.4%
India	5.9%
Hong Kong	3.8%
China	3.8%
Turkey	3.2%
Malaysia	2.9%
Thailand	2.9%
Indonesia	1.7%
Czech Republic	1.4%
United Kingdom	1.4%
Poland	0.9%
Israel	0.8%
Hungary	0.7%
United States	0.7%
Cayman Islands	0.7%
Singapore	0.6%
Bermuda	0.5%
Argentina	0.5%
Egypt	0.5%
Philippines	0.5%
Luxembourg	0.4%
Colombia	0.4%
Venezuela	0.3%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $255,271,133. The gross unrealized appreciation and depreciation on securities based on tax cost was $95,725,426 and $6,546,933, respectively, a net unrealized appreciation of $89,178,493.

[6]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 100.1%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B þ	France	19,221	$1,182,956

Automobiles 0.9%
Toyota Motor Corp.	Japan	38,000	1,441,610

Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	United States	25,434	882,560
Hilton Group plc	United Kingdom	211,100	1,074,072
TUI AG þ	Germany	16,300	426,484

			2,383,116

Household Durables 1.3%
Fortune Brands, Inc.	United States	8,604	813,508
Makita Corp. þ	Japan	55,000	1,152,144

			1,965,652

Media 3.6%
Mediaset SpA þ	Italy	54,200	660,293
Omnicom Group, Inc.	United States	9,042	767,395
Time Warner, Inc. *	United States	104,200	1,773,484
Vivendi Universal * þ	France	28,274	897,444
Walt Disney Co.	United States	50,844	1,303,640

			5,402,256

Multi-line Retail 1.2%
J.C. Penney Co., Inc.	United States	15,922	893,861
Target Corp.	United States	16,494	969,022

			1,862,883

Specialty Retail 1.7%
Aoyama Trading Co., Ltd.	Japan	26,000	656,267
Dixons Group plc	United Kingdom	257,100	716,536
Lowe's Companies, Inc.	United States	18,612	1,232,486

			2,605,289

Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	United States	14,816	874,737

CONSUMER STAPLES 8.7%
Beverages 2.5%
Carlsberg A/S * þ	Denmark	18,900	1,010,409
Coca-Cola Co.	United States	11,169	488,756
Diageo plc	United Kingdom	109,900	1,515,877
SABMiller plc	United Kingdom	42,300	736,954

			3,751,996

Food & Staples Retailing 2.2%
CVS Corp.	United States	46,926	1,456,114
Delhaize Group	Belgium	11,100	682,719
J Sainsbury plc	United Kingdom	71,400	350,253
Wal-Mart Stores, Inc.	United States	16,256	802,233

			3,291,319

Food Products 0.7%
Archer-Daniels-Midland Co.	United States	17,691	405,832
Dean Foods Co. *	United States	16,709	596,511

			1,002,343

Household Products 2.4%
Procter & Gamble Co.	United States	43,764	2,434,591
Reckitt Benckiser plc	United Kingdom	40,990	1,229,982

			3,664,573

[1]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.9%
Altria Group, Inc.	United States	9,000	$602,640
Japan Tobacco, Inc.	Japan	57	811,963

			1,414,603

ENERGY 10.1%
Energy Equipment & Services 0.5%
Nabors Industries, Ltd. *	Bermuda	7,500	490,875
Weatherford International, Ltd. *	Bermuda	4,778	302,352

			793,227

Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	United States	23,946	1,637,906
BP plc	United Kingdom	168,247	1,853,986
Chevron Corp.	United States	23,943	1,388,934
Devon Energy Corp.	United States	12,298	689,795
Eni SpA þ	Italy	67,898	1,926,749
Exxon Mobil Corp.	United States	43,075	2,530,656
Norsk Hydro ASA þ	Norway	9,300	881,383
Petro-Canada	Canada	19,900	1,431,733
Statoil ASA	Norway	24,700	533,648
Valero Energy Corp.	United States	20,447	1,692,603

			14,567,393

FINANCIALS 23.8%
Capital Markets 1.9%
Deutsche Bank AG	Germany	4,761	411,902
Goldman Sachs Group, Inc.	United States	13,407	1,440,984
Lehman Brothers Holdings, Inc.	United States	9,729	1,022,810

			2,875,696

Commercial Banks 10.3%
Australia & New Zealand Banking Group, Ltd.	Australia	87,000	1,410,883
Bank of America Corp.	United States	65,993	2,877,295
Barclays plc	United Kingdom	124,700	1,218,595
BNP Paribas SA þ	France	23,758	1,714,469
Fortis þ	Belgium	29,900	873,387
HBOS plc	United Kingdom	71,300	1,084,001
HSBC Holdings plc, ADR þ	United Kingdom	68,500	1,111,604
Lloyds TSB Group plc	United Kingdom	159,240	1,347,278
Mitsubishi Tokyo Financial Group, Inc.	Japan	31	260,468
National City Corp.	United States	30,484	1,125,164
Societe Generale þ	France	8,300	906,091
The Bank of Yokohama, Ltd.	Japan	154,000	869,646
The Chiba Bank, Ltd.	Japan	140,000	898,232

			15,697,113

Consumer Finance 1.6%
Acom Co., Ltd.	Japan	18,530	1,162,845
Capital One Financial Corp.	United States	14,734	1,215,555

			2,378,400

Diversified Financial Services 4.3%
Citigroup, Inc.	United States	60,449	2,629,531
ING Groep NV þ	Netherlands	60,800	1,837,725
JPMorgan Chase & Co.	United States	28,376	997,133
Power Corporation of Canada	Canada	37,500	1,009,869

			6,474,258

[2]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.2%
ACE, Ltd.	Cayman Islands	21,896	$1,011,814
Aegon NV	Netherlands	79,100	1,131,039
Allstate Corp.	United States	16,446	1,007,482
American International Group, Inc.	United States	15,655	942,431
AXA SA þ	France	31,300	852,881
MetLife, Inc.	United States	14,341	704,717
Zurich Financial Services AG	Switzerland	4,300	762,248

			6,412,612

Real Estate 0.3%
Corio NV þ	Netherlands	8,100	452,249

Thrifts & Mortgage Finance 1.2%
Fannie Mae	United States	15,845	885,102
PMI Group, Inc.	United States	23,200	950,040

			1,835,142

HEALTH CARE 13.2%
Biotechnology 2.1%
Amgen, Inc. *	United States	24,740	1,973,015
CSL, Ltd.	Australia	25,700	675,771
Invitrogen Corp. *	United States	5,407	463,758

			3,112,544

Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc.	United States	9,228	781,150
Terumo Corp.	Japan	40,000	1,121,503
Zimmer Holdings, Inc. *	United States	5,300	436,508

			2,339,161

Health Care Providers & Services 1.6%
Aetna, Inc.	United States	12,147	940,178
CIGNA Corp.	United States	3,480	371,490
HCA, Inc.	United States	3,896	191,878
McKesson Corp.	United States	18,795	845,775

			2,349,321

Pharmaceuticals 8.0%
GlaxoSmithKline plc, ADR	United Kingdom	74,334	1,750,349
Johnson & Johnson	United States	28,279	1,808,725
Merck & Co., Inc.	United States	11,197	347,779
Novartis AG	Switzerland	43,511	2,113,866
Orion Oyj, Class B þ	Finland	19,400	372,771
Pfizer, Inc.	United States	41,087	1,088,805
Roche Holding AG	Switzerland	10,734	1,457,486
Sanofi-Aventis SA	France	22,780	1,968,555
Takeda Pharmaceutical Co., Ltd.	Japan	24,100	1,233,569

			12,141,905

INDUSTRIALS 10.8%
Aerospace & Defense 2.4%
BAE Systems plc	United Kingdom	214,421	1,158,048
L-3 Communications Holdings, Inc.	United States	11,276	882,122
Northrop Grumman Corp.	United States	14,600	809,570
Precision Castparts Corp.	United States	8,300	746,834

			3,596,574

Air Freight & Logistics 0.8%
FedEx Corp.	United States	13,800	1,160,442

[3]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.6%
American Standard Companies, Inc. *	United States	15,043	$666,104
Masco Corp.	United States	9,521	322,857

			988,961

Commercial Services & Supplies 0.8%
Cendant Corp.	United States	55,400	1,183,344

Construction & Engineering 0.3%
Vinci SA þ	France	5,200	421,403

Industrial Conglomerates 2.0%
General Electric Co.	United States	78,247	2,699,522
Sumitomo Corp. þ	Japan	45,000	379,644

			3,079,166

Machinery 2.4%
Deere & Co.	United States	17,048	1,253,539
Ingersoll-Rand Co., Ltd., Class A	Bermuda	13,545	1,058,813
Volvo AB, Class B þ	Sweden	33,200	1,389,806

			3,702,158

Marine 1.2%
Nippon Yusen Kabushiki Kaisha	Japan	192,000	1,104,742
Orient Overseas International, Ltd.	Bermuda	172,200	795,431

			1,900,173

Trading Companies & Distributors 0.3%
Mitsui & Co., Ltd.	Japan	41,000	395,582

INFORMATION TECHNOLOGY 11.3%
Communications Equipment 1.8%
Cisco Systems, Inc. *	United States	55,226	1,057,578
L.M. Ericsson Telephone Co., Ser. B *	Sweden	237,500	816,901
Motorola, Inc.	United States	37,504	794,335

			2,668,814

Computers & Peripherals 2.4%
Apple Computer, Inc. *	United States	12,300	524,595
Dell, Inc. *	United States	18,500	748,695
Hewlett-Packard Co.	United States	43,106	1,061,270
International Business Machines Corp.	United States	15,070	1,257,742

			3,592,302

Electronic Equipment & Instruments 0.6%
Hitachi, Ltd.	Japan	158,000	961,789

IT Services 1.4%
Accenture, Ltd., Class A *	Bermuda	17,400	435,696
Computer Sciences Corp. *	United States	8,800	402,864
Fiserv, Inc. *	United States	10,800	479,196
Indra Sistemas SA þ	Spain	19,300	383,533
TietoEnator Oyj	Finland	13,900	451,824

			2,153,113

Office Electronics 0.8%
Neopost þ	France	8,225	765,356
Xerox Corp. *	United States	31,700	418,757

			1,184,113

[4]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.0%
ASM Pacific Technology, Ltd. þ	Cayman Islands	93,000	$433,154
Intel Corp.	United States	49,788	1,351,246
Texas Instruments, Inc.	United States	40,127	1,274,434

			3,058,834

Software 2.3%
Computer Associates International, Inc.	United States	127	3,486
Microsoft Corp.	United States	81,680	2,091,825
Oracle Corp. *	United States	75,567	1,026,200
The Sage Group plc	United Kingdom	100,600	408,573

			3,530,084

MATERIALS 4.6%
Chemicals 1.0%
Agrium, Inc. þ	Canada	24,000	549,221
Methanex Corp.	Canada	25,000	406,604
PPG Industries, Inc.	United States	8,964	582,929

			1,538,754

Metals & Mining 3.0%
BHP Billiton, Ltd.	United Kingdom	130,391	1,865,142
BlueScope Steel, Ltd. þ	Australia	121,000	861,070
NuCor Corp.	United States	18,286	1,013,959
Phelps Dodge Corp.	United States	7,196	766,014

			4,506,185

Paper & Forest Products 0.6%
Georgia-Pacific Corp.	United States	18,200	621,530
UPM-Kymmene Oyj	Finland	18,000	349,366

			970,896

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG *	Germany	61,654	1,223,125
Sprint Corp.	United States	15,745	423,540
TDC A/S	Denmark	10,000	449,044
Verizon Communications, Inc.	United States	46,880	1,604,702

			3,700,411

Wireless Telecommunication Services 0.9%
Vodafone Group plc	United Kingdom	505,600	1,300,227

UTILITIES 2.6%
Electric Utilities 1.8%
E.ON AG	Germany	21,200	1,963,975
Edison International	United States	12,200	498,736
Enel SpA þ	Italy	20,400	174,667

			2,637,378

Multi-Utilities 0.8%
RWE AG	Germany	11,800	788,518
SUEZ	France	16,700	457,794

			1,246,312

Total Common Stocks (cost $123,704,324)			151,749,369

[5]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

SHORT TERM INVESTMENTS 11.8%
MUTUAL FUND SHARES 11.8%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	54,896	$54,896
Evergreen Prime Cash Management Money Market Fund ø þþ	United States	17,848,035	17,848,035

Total Short-Term Investments (cost $17,902,931)			17,902,931

Total Investments (cost $141,607,255) 111.9%			169,652,300
Other Assets and Liabilities (11.9%)			(18,017,808)

Net Assets 100.0%			$151,634,492

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

United States	50.7%
United Kingdom	12.3%
Japan	8.2%
France	6.0%
Germany	3.2%
Switzerland	2.9%
Netherlands	2.3%
Canada	2.2%
Bermuda	2.0%
Australia	1.9%
Italy	1.8%
Sweden	1.5%
Belgium	1.0%
Denmark	1.0%
Cayman Islands	1.0%
Norway	0.9%
Finland	0.8%
Spain	0.3%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $141,712,422. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,468,080 and $2,528,202, respectively, with a net unrealized appreciation of $27,939,878.

[6]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 27.4%
Auto Components 1.4%
Continental AG	Germany	35,187	$2,726,379

Distributors 0.8%
Compania de Distribucion Integral Logista SA	Spain	30,393	1,589,295

Diversified Consumer Services 0.8%
Career Education Corp. *	United States	41,000	1,590,390

Hotels, Restaurants & Leisure 3.5%
Enterprise Inns plc	United Kingdom	68,143	977,988
Groupe Flo *	France	55,099	492,860
Hilton Group plc	United Kingdom	63,132	321,214
Luminar plc	United Kingdom	76,370	703,250
NH Hoteles SA	Spain	42,359	603,757
Panera Bread Co., Class A *	United States	12,910	752,008
Regent Inns plc	United Kingdom	337,991	481,547
Shuffle Master, Inc. *	United States	27,309	732,700
Station Casinos, Inc.	United States	20,300	1,491,035

			6,556,359

Household Durables 1.2%
Fadesa Inmobiliaria SA *	Spain	18,974	559,349
Meritage Homes Corp. *	United States	17,718	1,646,888

			2,206,237

Leisure Equipment & Products 2.2%
Agfa-Gevaert NV	Belgium	55,039	1,525,641
Amer Sports Corp.	Finland	12,000	234,246
Photo-Me International plc *	United Kingdom	1,213,634	2,474,615

			4,234,502

Media 4.1%
Arnoldo Mondadori Editore SpA	Italy	39,033	394,608
Daily Mail & General Trust plc, Class A	United Kingdom	23,548	273,456
Gestevision Telecinco SA *	Spain	37,985	897,715
ITV plc	United Kingdom	729,911	1,540,425
Lamar Advertising Co., Class A *	United States	34,400	1,513,944
PagesJaunes SA *	France	27,365	670,310
Promotora de Informaciones SA	Spain	73,312	1,386,130
Sogecable SA *	Spain	28,434	1,018,907

			7,695,495

Multi-line Retail 1.8%
Isetan Co., Ltd.	Japan	91,900	1,276,036
Laura Ashley Holdings plc *	United Kingdom	2,180,641	488,589
Ryohin Keikaku Co., Ltd.	Japan	32,800	1,577,000

			3,341,625

Specialty Retail 6.9%
American Eagle Outfitters, Inc.	United States	46,530	1,533,163
Chico's FAS, Inc. *	United States	48,606	1,949,587
Electronics Boutique plc	United Kingdom	590,323	907,543
Gruppo Coin SpA *	Italy	168,446	532,042
Pigeon Corp.	Japan	34,700	503,633
RONA, Inc. *	Canada	74,900	1,490,593
United Arrows, Ltd.	Japan	61,000	2,144,987
Urban Outfitters, Inc. *	United States	25,300	1,535,963
Yamada Denki Co., Ltd.	Japan	44,500	2,514,993

			13,112,504

[1]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 4.7%
Adidas-Salomon AG	Germany	22,570	$4,081,572
Geox SpA *	Italy	122,053	1,104,307
Lafuma SA	France	6,413	539,735
Polo Ralph Lauren Corp., Class A	United States	35,844	1,764,958
Puma AG Rudolph Dassler Sport	Germany	2,844	713,157
Umbro Holdings, Ltd. *	United Kingdom	270,040	680,376

			8,884,105

CONSUMER STAPLES 6.2%
Beverages 1.5%
C&C Group plc	Ireland	87,385	426,031
Davide Campari Milano SpA	Italy	172,368	1,340,138
Ito En, Ltd.	Japan	15,300	750,642
Koninklijke Grolsch NV *	Netherlands	11,022	314,953

			2,831,764

Food & Staples Retailing 1.2%
Colruyt SA	Belgium	4,718	645,389
United Natural Foods, Inc. *	United States	46,909	1,581,771

			2,227,160

Food Products 2.0%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	775	1,200,927
CJ Corp.	South Korea	12,200	853,573
Koninklijke Wessanen NV	Netherlands	81,599	1,281,074
RHM plc	United Kingdom	69,944	356,771

			3,692,345

Household Products 0.5%
Spectrum Brands, Inc. *	United States	32,966	1,021,946

Personal Products 1.0%
Body Shop International plc	United Kingdom	266,767	1,079,114
Nu Skin Enterprises, Inc., Class A	United States	37,000	873,940

			1,953,054

ENERGY 5.7%
Energy Equipment & Services 3.3%
Cal Dive International, Inc.	United States	27,600	1,634,472
Cooper Cameron Corp. *	United States	24,900	1,767,402
Helmerich & Payne, Inc.	United States	14,200	811,104
Maverick Tube Corp. *	United States	41,741	1,384,549
SBM Offshore NV	Netherlands	8,098	591,299

			6,188,826

Oil, Gas & Consumable Fuels 2.4%
Newfield Exploration Co. *	United States	34,800	1,478,652
Paladin Resources plc	United Kingdom	194,946	870,937
Premier Oil plc *	United Kingdom	66,187	837,406
Spinnaker Exploration Co. *	United States	19,667	771,733
Tullow Oil plc	United Kingdom	193,146	648,366

			4,607,094

FINANCIALS 6.6%
Capital Markets 1.6%
Affiliated Managers Group, Inc. *	United States	21,097	1,504,216
ICAP plc	United Kingdom	112,191	603,499
Man Group plc	United Kingdom	17,540	500,634
Schroders plc	United Kingdom	24,844	370,236

			2,978,585

[2]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.9%
Anglo Irish Bank Corp. plc	Ireland	149,842	$2,017,894
City National Corp.	United States	19,400	1,417,558
The Bank of Yokohama, Ltd.	Japan	164,000	926,116
The Chiba Bank, Ltd.	Japan	175,000	1,122,791

			5,484,359

Consumer Finance 1.4%
Gimv NV	Belgium	4,645	225,719
Nissin Co., Ltd.	Japan	641,320	1,358,592
Takefuji Corp.	Japan	16,810	1,089,476

			2,673,787

Diversified Financial Services 0.1%
Brascan Corp., Class A	Canada	5,553	207,179

Insurance 0.6%
QBE Insurance Group, Ltd.	Australia	49,834	637,321
Scor SA *	France	256,837	538,367

			1,175,688

HEALTH CARE 9.6%
Biotechnology 2.5%
Charles River Laboratories International, Inc. *	United States	29,600	1,441,520
CV Therapeutics, Inc. *	United States	45,700	1,287,369
PRA International	United States	31,600	954,636
Protein Design Labs, Inc. *	United States	42,900	977,691

			4,661,216

Health Care Equipment & Supplies 3.8%
Advanced Medical Optics, Inc.	United States	36,200	1,504,834
ArthroCare Corp. *	United States	43,121	1,576,935
Fisher Scientific International, Inc. *	United States	22,600	1,515,330
Nektar Therapeutics *	United States	38,800	727,888
Symmetry Medical, Inc *	United States	73,499	1,832,330

			7,157,317

Health Care Providers & Services 2.5%
American Healthways, Inc. *	United States	28,001	1,248,005
Eurofins Scientific SA *	France	12,942	422,349
Humana, Inc. *	United States	41,500	1,653,775
Pediatrix Medical Group, Inc. *	United States	19,418	1,522,759

			4,846,888

Pharmaceuticals 0.8%
Medicis Pharmaceutical Corp., Class A	United States	47,366	1,606,655

INDUSTRIALS 18.9%
Aerospace & Defense 2.4%
BAE Systems plc	United Kingdom	346,095	1,869,195
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	32,375	1,047,007
Goodrich Corp.	United States	35,800	1,583,792

			4,499,994

Airlines 0.4%
Korean Air Co., Ltd.	South Korea	45,640	878,012

Commercial Services & Supplies 5.2%
Buhrmann NV *	Netherlands	337,745	3,818,811
Diamond Lease Co., Ltd.	Japan	17,000	664,061
Navigant Consulting Co. *	United States	81,817	1,636,340
[3]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Strayer Education, Inc.	United States	12,512	$1,231,556
United Services Group NV	Netherlands	88,280	2,497,553

			9,848,321

Construction & Engineering 3.2%
Fomento de Construcciones y Contratas SA	Spain	6,127	344,703
Heijmans NV	Netherlands	56,169	2,735,588
Koninklijke BAM Groep NV	Netherlands	41,470	2,943,388

			6,023,679

Electrical Equipment 0.9%
Leoni AG	Germany	12,422	343,599
SGL Carbon AG *	Germany	96,301	1,326,043

			1,669,642

Machinery 4.1%
Charter plc *	United Kingdom	332,322	1,845,337
Deutz AG *	Germany	212,087	1,145,053
Hino Motors, Ltd.	Japan	226,000	1,321,471
JLG Industries, Inc.	United States	75,752	2,374,068
MAN AG	Germany	10,153	472,238
THK Co., Ltd.	Japan	29,700	657,155

			7,815,322

Trading Companies & Distributors 2.2%
Ashtead Group plc *	United Kingdom	2,122,985	3,929,940
Hagemeyer NV *	Netherlands	93,489	234,076

			4,164,016

Transportation Infrastructure 0.5%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	82,716	994,669

INFORMATION TECHNOLOGY 15.0%
Communications Equipment 1.5%
F5 Networks, Inc. *	United States	35,315	1,489,587
Packeteer, Inc. *	United States	117,300	1,420,503

			2,910,090

Computers & Peripherals 4.3%
Avid Technology, Inc. *	United States	30,940	1,273,181
Bull SA *	France	3,499,614	2,839,953
Logitech International SA	Switzerland	25,495	991,415
Logitech International SA ADR	Switzerland	45,600	1,776,576
SanDisk Corp. *	United States	35,300	1,193,846

			8,074,971

Electronic Equipment & Instruments 1.6%
Itron, Inc.	United States	17,300	838,185
Nidec Corp.	Japan	9,700	1,049,820
Xyratex, Ltd. *	Bermuda	69,120	1,157,760

			3,045,765

Internet Software & Services 1.6%
Akamai Technologies, Inc. *	United States	103,800	1,585,026
WebEx Communications, Inc. *	United States	53,005	1,514,353

			3,099,379

[4]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.2%
Altran Technologies *	France	162,242	$1,456,098
Arrk, Ltd.	Japan	14,500	689,839
MoneyGram International, Inc.	United States	65,929	1,387,146
SSI, Ltd.	United Kingdom	115,031	581,536

			4,114,619

Office Electronics 1.7%
Neopost	France	35,615	3,314,062

Semiconductors & Semiconductor Equipment 1.7%
Advantest Corp.	Japan	24,700	311,297
Hittite Microwave Corp.	United States	12,400	240,312
Microchip Technology, Inc.	United States	46,500	1,444,755
Photronics, Inc.	United States	45,600	1,223,904

			3,220,268

Software 0.4%
ANSYS, Inc. *	United States	20,980	762,833

MATERIALS 2.1%
Chemicals 1.3%
Sigma-Aldrich Corp.	United States	21,300	1,366,608
Tokuyama Corp.	Japan	152,000	1,223,139

			2,589,747

Metals & Mining 0.5%
Gabriel Resources, Ltd. *	Canada	30,200	41,713
Harmony Gold Mining Co., Ltd., ADR	South Africa	104,604	857,753

			899,466

Paper & Forest Products 0.3%
Miquel y Costas & Miquel SA	Spain	13,791	506,793

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.2%
Jupiter Telecommunications Co., Ltd. *	Japan	545	453,589

Wireless Telecommunication Services 2.6%
Carphone Warehouse plc	United Kingdom	113,923	367,101
Leap Wireless International, Inc. *	United States	50,962	1,582,370
Mobistar SA *	Belgium	3,301	258,312
NII Holdings, Inc., Class B *	United States	23,600	1,756,784
Tim Participacoes SA, ADR	Brazil	56,436	915,392

			4,879,959

UTILITIES 3.4%
Gas Utilities 0.7%
China Gas Holdings, Ltd.	Hong Kong	2,498,000	432,894
NGC Holdings, Ltd.	New Zealand	355,957	949,920

			1,382,814

Multi-Utilities 0.6%
United Utilities plc	United Kingdom	102,906	1,160,453

Water Utilities 2.1%
AWG plc	United Kingdom	132,448	2,256,733
Kelda Group plc	United Kingdom	67,320	839,284
Sociedad General de Aguas de Barcelona SA	Spain	34,841	778,167

			3,874,184

Total Common Stocks (cost $146,100,593)			185,433,401

[5]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

WARRANTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Gabriel Resources, Ltd., Expiring 3/31/2007 * (cost $3,286)	Canada	14,650	$3,532

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $2,560,083)	United States	2,560,083	2,560,083

Total Investments (cost $148,663,962) 99.1%			187,997,016
Other Assets and Liabilities 0.9%			1,711,926

Net Assets 100.0%			$189,708,942

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

United States	39.4%
United Kingdom	14.5%
Japan	10.6%
Netherlands	7.8%
Germany	5.8%
France	5.5%
Spain	4.7%
Switzerland	2.1%
Italy	1.8%
Belgium	1.4%
Ireland	1.3%
Brazil	1.1%
Canada	0.9%
South Korea	0.9%
Bermuda	0.6%
New Zealand	0.5%
South Africa	0.5%
Australia	0.3%
Hong Kong	0.2%
Finland	0.1%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $148,880,405. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,847,315 and $1,730,704, respectively, with a net unrealized appreciation of $39,116,611.

[6]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 14.7%
Auto Components 1.5%
Autoliv, Inc.	Sweden	63,631	$2,827,012
Compagnie Generale des Etablissements Michelin, Class B	France	144,119	8,869,802
Continental AG	Germany	212,096	16,433,744
Toyota Industries Corp.	Japan	271,800	7,742,258

			35,872,816

Automobiles 1.1%
Renault SA	France	109,004	9,971,753
Toyota Motor Corp.	Japan	481,900	18,281,887

			28,253,640

Hotels, Restaurants & Leisure 1.6%
Hilton Group plc	United Kingdom	3,646,533	18,553,481
Sodexho Alliance SA	France	595,965	21,242,521

			39,796,002

Household Durables 2.0%
Koninklijke Philips Electronics NV	Netherlands	1,798,966	48,729,211

Leisure Equipment & Products 0.2%
Photo-Me International plc *	United Kingdom	1,840,120	3,752,028

Media 3.3%
Arnoldo Mondadori Editore SpA	Italy	305,572	3,089,211
Axel Springer Verlag AG	Germany	19,766	2,302,233
Edipresse SA	Switzerland	2,795	1,431,531
Havas SA	France	1,564,975	8,340,801
Lagardere Groupe	France	57,088	4,114,570
Mediaset SpA	Italy	273,893	3,336,711
PagesJaunes SA *	France	263,862	6,463,342
Television Broadcasts, Ltd.	Hong Kong	2,232,000	13,435,526
Toho Co., Ltd.	Japan	274,200	4,108,937
Vivendi Universal *	France	1,113,430	35,341,324

			81,964,186

Multi-line Retail 0.6%
Isetan Co., Ltd.	Japan	270,800	3,760,073
NEXT plc	United Kingdom	442,345	12,221,185

			15,981,258

Specialty Retail 3.1%
Kingfisher plc	United Kingdom	7,784,496	35,158,438
Yamada Denki Co., Ltd.	Japan	712,400	40,262,495

			75,420,933

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	62,617	11,323,694
Christian Dior SA	France	241,083	19,674,576

			30,998,270

CONSUMER STAPLES 10.4%
Beverages 1.7%
Diageo plc	United Kingdom	1,853,771	25,569,514
Ito En, Ltd.	Japan	109,300	5,362,430
Kirin Brewery Co., Ltd.	Japan	961,000	8,970,346
Koninklijke Grolsch NV *	Netherlands	101,215	2,892,215

			42,794,505

Food & Staples Retailing 0.9%
Carrefour SA	France	461,426	21,736,905

[1]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 4.0%
Bunge, Ltd.	Bermuda	304,172	$18,673,119
Chocoladefabriken Lindt & Sprungli AG	Switzerland	5,504	8,528,908
Cresud S.A.C.I.F	Argentina	201,465	2,411,536
Ezaki Glico Co., Ltd.	Japan	678,000	5,528,284
Koninklijke Wessanen NV	Netherlands	1,274,914	20,015,670
Nestle SA	Switzerland	116,089	31,817,792
Tata Tea, Ltd.	India	685,648	10,660,105

			97,635,414

Household Products 0.7%
Uni-Charm Corp.	Japan	437,600	16,869,984

Tobacco 3.1%
British American Tobacco plc	United Kingdom	1,552,236	30,992,223
Gallaher Group plc	United Kingdom	274,051	3,923,476
Japan Tobacco, Inc.	Japan	2,000	28,489,917
Swedish Match AB	Sweden	1,031,445	12,898,465

			76,304,081

ENERGY 10.0%
Oil, Gas & Consumable Fuels 10.0%
BP plc	United Kingdom	9,233,405	101,746,865
Eni SpA	Italy	1,103,157	31,304,413
Gaz de France	France	259,295	8,519,093
MOL Magyar Olaj-es Gazipari Rt	Hungary	47,919	4,795,610
Petroleo Brasileiro SA, ADR	Brazil	280,172	14,728,642
Royal Dutch Shell plc	United Kingdom	186,610	5,741,623
Total SA, Class B	France	318,626	79,696,328

			246,532,574

FINANCIALS 24.1%
Capital Markets 2.5%
3i Group plc	United Kingdom	1,321,087	16,508,213
Compagnie Nationale a Portefeuille	Belgium	10,737	2,583,018
Deutsche Bank AG	Germany	330,477	28,591,512
UBS AG	Switzerland	158,603	13,010,127

			60,692,870

Commercial Banks 9.9%
Anglo Irish Bank Corp. plc	Ireland	2,369,766	31,913,195
Bank Austria Creditanstalt AG *	Austria	83,040	8,808,222
BNP Paribas SA	France	322,280	23,256,967
Credit Agricole SA	France	494,047	13,518,969
HBOS plc	United Kingdom	1,052,206	15,997,091
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	897,511	14,564,631
HSBC Holdings plc - London Exchange	United Kingdom	1,165,434	18,900,207
Lloyds TSB Group plc	United Kingdom	1,770,652	14,980,909
Mitsubishi Tokyo Financial Group, Inc.	Japan	1,599	13,435,099
OTP Bank Ltd.	Hungary	337,931	12,688,921
Royal Bank of Scotland Group plc	United Kingdom	1,393,211	41,427,365
Sumitomo Trust & Banking Co., Ltd.	Japan	755,000	4,657,005
The Bank of Yokohama, Ltd.	Japan	2,347,000	13,253,626
The Chiba Bank, Ltd.	Japan	2,407,000	15,443,184

			242,845,391

[2]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 2.8%
Nissin Co., Ltd.	Japan	4,054,280	$8,588,712
Orix Corp.	Japan	242,700	35,907,134
Takefuji Corp.	Japan	391,890	25,398,857

			69,894,703

Diversified Financial Services 2.8%
Brascan Corp., Class A	Canada	412,617	15,394,521
Groupe Bruxelles Lambert SA	Belgium	194,709	17,600,192
Guoco Group, Ltd.	Bermuda	2,057,000	21,409,004
Pargesa Holdings SA	Switzerland	186,200	14,076,374

			68,480,091

Insurance 4.5%
Allianz AG	Germany	80,063	10,147,228
Amlin plc	United Kingdom	2,898,930	9,409,014
Baloise-Holding AG	Switzerland	150,298	7,831,396
Catlin Group, Ltd. *	Bermuda	1,018,114	8,003,759
CNP Assurances	France	216,266	14,546,006
Irish Life & Permanent plc - Irish Exchange	Ireland	666,916	12,054,189
Irish Life & Permanent plc - London Exchange	Ireland	144,099	2,631,072
Mitsui Sumitomo Insurance Co., Ltd.	Japan	963,000	8,515,458
Scor SA *	France	3,894,922	8,164,313
Swiss Reinsurance Co.	Switzerland	487,345	30,956,476

			112,258,911

Real Estate 1.6%
British Land Co. plc	United Kingdom	500,179	7,372,762
IRSA-Inversiones y Representaciones SA	Argentina	281,525	3,454,312
IVG Immobilien AG	Germany	907,721	18,378,923
Mitsubishi Estate Co., Ltd.	Japan	893,000	9,890,273

			39,096,270

HEALTH CARE 9.5%
Health Care Equipment & Supplies 1.5%
Smith & Nephew plc	United Kingdom	3,760,004	35,686,041

Pharmaceuticals 8.0%
Astellas Pharma, Inc.	Japan	478,100	15,543,416
Daiichi Pharmaceutical Co., Ltd.	Japan	266,400	6,080,391
Eisai Co., Ltd.	Japan	536,100	18,202,131
GlaxoSmithKline plc, ADR	United Kingdom	2,443,063	57,527,020
Novartis AG	Switzerland	437,733	21,266,089
Roche Holding AG	Switzerland	382,854	51,984,749
Sanofi-Aventis SA	France	258,666	22,352,864
Taisho Pharmaceutical Co., Ltd.	Japan	268,000	5,260,782

			198,217,442

INDUSTRIALS 6.6%
Aerospace & Defense 2.0%
BAE Systems plc	United Kingdom	9,077,952	49,028,337

Building Products 0.8%
Compagnie de Saint-Gobain SA	France	313,730	18,798,528

Commercial Services & Supplies 0.6%
Buhrmann NV *	Netherlands	544,472	6,156,228
Ritchie Brothers Auctioneers, Inc.	Canada	201,217	7,799,171
United Services Group NV	Netherlands	51,567	1,458,896

			15,414,295

[3]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.3%
Fomento de Construcciones y Contratas SA	Spain	47,714	$2,684,372
Okumura Corp.	Japan	1,042,000	5,779,317

			8,463,689

Electrical Equipment 0.5%
Alstom SA *	France	13,262,577	13,515,750

Industrial Conglomerates 1.5%
Far Eastern Textile, Ltd.	Taiwan	13,076,000	10,593,422
Siemens AG	Germany	331,454	25,552,954

			36,146,376

Machinery 0.9%
Nabtesco Corp.	Japan	677,000	4,942,491
NGK Insulators, Ltd.	Japan	574,000	5,773,504
Volvo AB, Class B	Sweden	268,643	11,245,830

			21,961,825

Transportation Infrastructure 0.0%
Airports of Thailand PCL	Thailand	263,900	286,676

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 0.7%
Keyence Corp.	Japan	14,000	3,361,987
Nidec Corp.	Japan	41,900	4,534,790
Onex Corp.	Canada	555,400	8,942,323

			16,839,100

Office Electronics 2.2%
Canon, Inc.	Japan	573,000	28,209,166
Neopost	France	290,483	27,030,145

			55,239,311

Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	South Korea	27,130	14,913,670

MATERIALS 4.1%
Chemicals 2.1%
BASF AG	Germany	163,374	11,585,025
Imperial Chemical Industries plc	United Kingdom	1,969,027	9,169,208
Lonza Group AG	Switzerland	294,452	16,239,785
Sanyo Chemical Industries, Ltd.	Japan	709,000	5,372,545
Sumitomo Chemical Co., Ltd.	Japan	909,000	4,616,714
Tokuyama Corp.	Japan	467,000	3,757,934
Umicore SA	Belgium	14,107	1,244,991

			51,986,202

Construction Materials 1.3%
Cemex SA de CV, ADR	Mexico	473,825	22,345,587
Imerys	France	136,309	10,021,408

			32,366,995

Metals & Mining 0.7%
BHP Billiton, Ltd.	United Kingdom	1,098,613	15,714,805

TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 4.4%
Cesky Telecom AS	Czech Republic	544,293	10,036,946
Deutsche Telekom AG *	Germany	1,368,028	27,139,664
France Telecom SA	France	893,180	27,520,941
[4]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Nippon Telegraph & Telephone Corp.	Japan	790	$3,473,358
Telefonica SA	Spain	1,603,575	26,957,051
Telenor ASA	Norway	1,564,800	13,494,030

			108,621,990

Wireless Telecommunication Services 2.5%
Bouygues SA	France	253,807	11,091,575
MTN Group, Ltd.	South Africa	693,612	4,901,870
Vodafone Group plc	United Kingdom	17,770,433	45,699,360

			61,692,805

UTILITIES 7.6%
Electric Utilities 3.9%
E.ON AG	Germany	472,662	43,787,572
Enel SpA	Italy	2,004,695	17,164,402
Korea Electric Power Corp.	South Korea	980,860	34,155,229

			95,107,203

Multi-Utilities 3.5%
RWE AG	Germany	558,027	37,289,366
SUEZ	France	1,061,284	29,092,768
United Utilities plc	United Kingdom	1,881,605	21,218,536

			87,600,670

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	206,224	4,605,973

Total Common Stocks (cost $1,920,149,826)			2,398,117,726

PREFERRED STOCKS 1.5%
HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG	Germany	190,098	24,435,792

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	South Korea	35,779	13,489,727

Total Preferred Stocks (cost $31,182,208)			37,925,519

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $36,179,392)	United States	36,179,392	36,179,392

Total Investments (cost $1,987,511,426) 100.4%			2,472,222,637
Other Assets and Liabilities (0.4%)			(9,102,139)

Net Assets 100.0%			$2,463,120,498

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
[5]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

United Kingdom	25.1%
France	18.2%
Japan	16.0%
Germany	10.5%
Switzerland	8.1%
Netherlands	3.3%
South Korea	2.6%
Italy	2.2%
Bermuda	2.0%
Ireland	1.9%
Spain	1.4%
Canada	1.3%
Sweden	1.1%
Mexico	0.9%
Belgium	0.9%
Hungary	0.7%
Brazil	0.6%
Norway	0.6%
Hong Kong	0.6%
India	0.4%
Taiwan	0.4%
Czech Republic	0.4%
Austria	0.4%
Argentina	0.2%
South Africa	0.2%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,994,055,293. The gross unrealized appreciation and depreciation on securities based on tax cost was $490,266,448 and $12,099,104, respectively, with a net unrealized appreciation of $478,167,344

[6]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.4%
MATERIALS 96.4%
Metals & Mining 96.4%
Agnico-Eagle Mines, Ltd.	Canada	247,098	$3,019,538
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	2,126,620
Alamos Gold, Inc.	Canada	251,900	932,620
Amerigo Resources, Ltd. *	Canada	237,800	326,512
AngloGold Ashanti, Ltd.	South Africa	153,753	5,288,933
AngloGold Ashanti, Ltd., ADR	South Africa	408,771	14,053,547
Barrick Gold Corp.	Canada	828,349	20,294,551
Bema Gold Corp. *	Canada	1,341,500	2,927,388
Bema Gold Corp., ADR *	Canada	765,900	1,671,328
Cambior, Inc. *	Canada	1,849,500	3,930,121
Compania de Minas Buenaventura SA, ADR	Peru	492,901	11,597,961
Crystallex International Corp. *	Canada	448,967	1,239,149
Desert Sun Mining Corp.	Canada	675,000	1,020,596
Eldorado Gold Corp. *	Canada	3,663,700	9,911,199
First Quantum Minerals, Ltd. *	Canada	309,200	6,696,743
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	164,311	6,618,447
Gabriel Resources, Ltd. *	Canada	480,240	663,320
Gammon Lakes Resources, Inc. *	Canada	681,000	4,697,511
Glamis Gold, Ltd. *	Canada	811,127	14,170,389
Gold Fields, Ltd.	South Africa	138,663	1,507,552
Gold Fields, Ltd., ADR	South Africa	1,139,870	12,299,197
Goldcorp, Inc.	Canada	286,567	4,659,579
Goldcorp, Inc., Class A	Canada	819,450	13,327,657
Golden Star Resources, Ltd. *	Canada	1,121,204	3,386,036
Guinor Gold Corp. *	Canada	3,530,300	2,741,028
Guinor Gold Corp., ADR	Canada	1,900,000	1,475,216
Harmony Gold Mining Co., Ltd., ADR	South Africa	1,020,685	8,369,617
Highland Gold Mining, Ltd., ADR	Canada	37,498	98,142
IAMGOLD Corp.	Canada	1,323,000	8,509,673
Impala Platinum Holdings, Ltd.	South Africa	70,835	6,540,336
Ivanhoe Mines, Ltd. *	Canada	279,400	2,066,585
Ivanhoe Mines, Ltd., ADR *	Canada	520,000	3,846,185
Kinross Gold Corp. *	Canada	105,542	586,814
Kinross Gold Corp. - Canadian Exchange *	Canada	2,001,750	11,059,483
Lihir Gold, Ltd. *	Papua New Guinea	5,390,316	5,347,616
Meridian Gold, Inc. *	Canada	695,362	12,405,258
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	5,441,081
Minefinders Corp., Ltd. *	Canada	1,510,700	6,333,939
Miramar Mining Corp. *	Canada	2,311,600	2,607,174
Newcrest Mining, Ltd.	Australia	1,738,325	21,498,987
Newmont Mining Corp.	United States	463,332	17,398,117
Northern Orion Resources, Inc. *	Canada	1,137,600	2,798,558
Northgate Exploration, Ltd. *	Canada	1,484,900	1,808,264
Novagold Resources, Inc. *	Canada	404,000	2,915,549
Novagold Resources, Inc., ADR *	Canada	210,000	1,515,508
Orezone Resources, Inc. *	Canada	777,700	1,105,961
Placer Dome, Inc.	Canada	886,487	12,316,848
Randgold Resources, Ltd., ADR	Channel Islands	581,218	7,730,199
Silver Wheaton Corp.	Canada	350,000	1,127,048
Sino Gold, Ltd.	Australia	796,733	1,113,645
St. Jude Resources, Ltd. *	Canada	642,700	971,758
Yamana Gold, Inc. *	Canada	817,300	3,019,244

Total Common Stocks (cost $257,891,963)			299,114,327

[1]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Country	Shares	Value

WARRANTS 2.2%
MATERIALS 2.2%
Metals & Mining 2.2%
Gabriel Resources, Ltd., expiring 3/31/2007 *	Canada	42,770	$10,312
Goldcorp, Inc., expiring 5/30/2007 *	Canada	1,000,000	2,729,762
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	17,937
Silver Wheaton Corp., expiring 8/5/2009 *	Canada	875,000	278,901
SouthernEra Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	29,423
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	114,186
Wheaton River Minerals, Ltd., expiring 5/30/2007 *	Canada	1,300,000	3,548,690

Total Warrants (cost $1,337,129)			6,729,211

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $431,947)	United States	431,947	431,947

Total Investments (cost $259,661,039) 98.7%			306,275,485
Other Assets and Liabilities 1.3%			3,993,965

Net Assets 100.0%			$310,269,450

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

Canada	61.0%
South Africa	15.7%
United States	7.9%
Australia	7.4%
Peru	3.8%
Channel Islands	2.5%
Papua New Guinea	1.7%

100.0%

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $261,122,535. The gross unrealized appreciation and depreciation on securities based on tax cost was $67,055,512 and $21,902,562, respectively, with a net unrealized appreciation of $45,152,950.

[2]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005